Reconciliation to Form 5500 - Net Income (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in Net Assets	$ 414,855,006
Reverse: Prior year adjustment from contract value to fair value (wrapper value) for fully benefit-responsive investment contracts	25,444,575
Adjustment from contract value to fair value (wrapper value) for fully benefit-responsive investment contracts	(13,204,687)
Reverse: Prior year benefit claims payable liability	171,720
Benefit claims payable liability	(319,753)
Reverse: Prior year participant loans treated as deemed distributions, including accrued interest	932,024
Participant loans treated as deemed distributions, including accrued interest	(1,025,415)
Net income per Form 5500	$ 426,853,470